UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2008
                                               ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      3G Capital Partners Ltd
           --------------------------------------------------
Address:   c/o 3G Capital Inc.
           --------------------------------------------------
           800 Third Avenue, 31st Floor
           --------------------------------------------------
           New York, NY 10022
           --------------------------------------------------

Form 13F File Number:  028-12896
                       ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Bernardo Piquet
           --------------------------------------------------
Title:     Director
           --------------------------------------------------
Phone:     (212) 893-6727
           --------------------------------------------------

Signature, Place, and Date of Signing:

  /s/ Bernardo Piquet          New York, New York       August 14, 2008
------------------------   --------------------------   ---------------
       [Signature]               [City, State]               [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]    13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]    13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



List of Other Managers Reporting for this Manager:

NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                       0
                                             -------------

Form 13F Information Table Entry Total:                 25
                                             -------------

Form 13F Information Table Value Total:          1,885,790
                                             -------------
                                              (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


                                                    FORM 13F INFORMATION TABLE

              COLUMN 1              COLUMN 2    COLUMN 3   COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7         COLUMN 8
------------------------------  -------------- ----------  -------- ----------------- ---------- -------- -----------------------
                                                            VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
    NAME OF ISSUER              TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED   NONE
------------------------------  -------------- ----------  -------- -------- --- ---- ---------- -------- ------- ------- -------
ADHEREX TECHNOLOGIES INC        COM NEW        00686R200        139    631,476 SH          SOLE             631,476
----------------------------------------------------------------------------------------------------------------------------------
AMERICAN INTL GROUP INC         COM            026874107      15506    586,000 SH          SOLE             586,000
----------------------------------------------------------------------------------------------------------------------------------
COMPANHIA VALE DO RIO DOCE      SPONSORED ADR  204412209      19880    555,000 SH          SOLE             555,000
----------------------------------------------------------------------------------------------------------------------------------
COMPANHIA BRASILIERA DE DISTR   SPON ADR PFD   20440T201       3010     70,900 SH          SOLE              70,900
----------------------------------------------------------------------------------------------------------------------------------
CSX CORP                        COM            126408103  1,082,396 17,232,854 SH          SOLE          17,232,854
----------------------------------------------------------------------------------------------------------------------------------
DR PEPPER SNAPPLE GROUP INC     COM            26138E109     39,971  1,905,201 SH          SOLE           1,905,201
----------------------------------------------------------------------------------------------------------------------------------
SELECT SECTOR SPDR TR           SBI INT-FINL   81369Y605     26,338  1,300,000 SH          SOLE           1,300,000
----------------------------------------------------------------------------------------------------------------------------------
SELECT SECTOR SPDR TR           CALL           81369Y905      10130    500,000 SH CALL     SOLE             500,000
----------------------------------------------------------------------------------------------------------------------------------
SELECT SECTOR SPDR TR           CALL           81369Y905      28364  1,400,000 SH CALL     SOLE           1,400,000
----------------------------------------------------------------------------------------------------------------------------------
FIRST SOLAR INC                 PUT            336433957     16,369     60,000 SH PUT      SOLE              60,000
----------------------------------------------------------------------------------------------------------------------------------
FUEL TECH INC                   COM            359523107       2415    137,078 SH          SOLE             137,078
----------------------------------------------------------------------------------------------------------------------------------
FUEL TECH INC                   PUT            359523957       8806     499800 SH PUT      SOLE              499800
----------------------------------------------------------------------------------------------------------------------------------
HEINZ H J CO                    PUT            423074953      76560  1,600,000 SH PUT      SOLE           1,600,000
----------------------------------------------------------------------------------------------------------------------------------
HSBC HLDGS PLC                  PUT            404280956      15340    200,000 SH PUT      SOLE             200,000
----------------------------------------------------------------------------------------------------------------------------------
KRAFT FOODS INC                 PUT            50075N954      34994  1,230,000 SH PUT      SOLE           1,230,000
----------------------------------------------------------------------------------------------------------------------------------
LOEWS CORP                      COM            540424108        998     21,288 SH          SOLE              21,288
----------------------------------------------------------------------------------------------------------------------------------
LORILLARD INC                   COM            544147101      50428    729,153 SH          SOLE             729,153
----------------------------------------------------------------------------------------------------------------------------------
MCDONALDS CORP                  PUT            580135951      18553    330,000 SH PUT      SOLE             330,000
----------------------------------------------------------------------------------------------------------------------------------
TARGET CORP                     COM            87612E106       4881    105,000 SH          SOLE             105,000
----------------------------------------------------------------------------------------------------------------------------------
UNIBANCO UNIAO DE BANCOS BRA    GDR REP PFD UT 90458E107     19,040    150,000 SH          SOLE             150,000
----------------------------------------------------------------------------------------------------------------------------------
UNION PAC CORP                  COM            907818108     17,150    227,154 SH          SOLE             227,154
----------------------------------------------------------------------------------------------------------------------------------
UNION PAC CORP                  PUT            907818958    105,700  1,400,000 SH PUT      SOLE           1,400,000
----------------------------------------------------------------------------------------------------------------------------------
US BANCORP DEL                  PUT            902973954     12,551    450,000 SH PUT      SOLE             450,000
----------------------------------------------------------------------------------------------------------------------------------
WAL MART STORES INC             PUT            931142953    112,400  2,000,000 SH PUT      SOLE           2,000,000
----------------------------------------------------------------------------------------------------------------------------------
WENDYS INTL INC                 COM            950590109    163,871  6,020,231 SH          SOLE           6,020,231
----------------------------------------------------------------------------------------------------------------------------------

